Financial Instruments - Disclosure of credit quality of financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	€ 35,205	€ 41,645
OTHER ASSETS	1,256	1,109
CASH AND CASH EQUIVALENTS	168,271	126,080	€ 289,400
Receivables from governmental institutions (AAA-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	205
Receivables from governmental institutions (AA-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	5,202	11,535
OTHER ASSETS	0	0
Receivables from governmental institutions (A-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	0
AA
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	0
CASH AND CASH EQUIVALENTS	8,921	17,581
A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	3,184	0
OTHER ASSETS	0	0
CASH AND CASH EQUIVALENTS	156,135	108,253
Counterparties without external credit rating or rating below A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	26,819	29,905
OTHER ASSETS	1,256	1,109
CASH AND CASH EQUIVALENTS	€ 3,214	€ 245